Risk Management and Use of Derivative Financial Instruments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Disclosure
Fair Value	$ (2,067)
Interest rate cap
Derivative Disclosure
Fair Value	1
3-Month Libor August | Interest rate cap
Derivative Disclosure
Equity method investment, ownership percentage	17.80%
Notional Amount	119,185
Cap Rate	4.00%
Spread	4.80%
Effective Date	Aug. 31, 2009
Expiration Date	Aug. 31, 2014
Fair Value	1
1-Month Libor September | Interest rate cap
Derivative Disclosure
Equity method investment, ownership percentage	79.00%
Notional Amount	17,275
Cap Rate	3.00%
Spread	4.00%
Effective Date	Sep. 30, 2009
Expiration Date	Apr. 30, 2014
Fair Value	$ 0